Segmented information	9 Months Ended
Apr. 30, 2025
Segmented information [Abstract]
Segmented information
16.	Segmented information

The Company operates in one reportable operating segment – the development and monetization of environmental assets.  The Company has not generated revenue to date and as such has no reportable segment revenues.  The Company’s assets are located in Canada.